SmartETFs Asia Pacific Dividend Builder ETF

Schedule of Investments

at March 31, 2023 (Unaudited)

Shares	Common Stocks: 99.9%	Value
	Australia: 10.0%
6,212	Corporate Travel Management Ltd.	$75,040
2,715	JB Hi-Fi Ltd.	77,082
33,324	Metcash Ltd.	85,767
3,479	Sonic Healthcare Ltd.	81,028
		318,917
	China: 31.5%
141,000	China Construction Bank Corp. - H Shares	91,427
60,000	China Medical System Holdings	94,778
12,500	China Merchants Bank Co., Ltd. - H Shares	63,854
37,500	China Overseas Land & Investment Ltd.	90,574
18,000	China Resources Gas Group Ltd.	66,383
16,000	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	67,789
161,000	Industrial and Commercial Bank of China Ltd. - H Shares	85,731
917	NetEase Inc. - ADR	81,099
14,000	Ping An Insurance Group Company of China Ltd. - H Shares	91,135
7,600	Shenzhou International	79,777
36,900	Suofeiya Home Collection - A Shares	104,692
10,794	Zhejiang Supor Cookware - A Shares	85,042
		1,002,281
	Hong Kong: 5.8%
31,000	BOC Hong Kong Holdings Ltd.	96,555
13,677	Link REIT/The	87,987
		184,542

	India: 2.9%
6,880	Tech Mahindra LTD	92,342

	Malaysia: 2.9%
103,600	Public Bank Bhd	93,915

	Singapore: 9.8%
47,254	Capland Ascendas - REIT	101,549
67,000	CapitaLand Integrated Commercial Trust - REIT	99,681
4,486	DBS Group Holdings Ltd.	111,236
		312,466
	South Korea: 4.7%
10,218	Hanon Systems	68,659
14,438	Korean Reinsurance Co	80,330
		148,989

SmartETFs Asia Pacific Dividend Builder ETF

Schedule of Investments

at March 31, 2023 (Unaudited)

Shares	Common Stocks: 99.9%	Value
	Taiwan: 21.2%
16,000	Catcher Technology Co., Ltd.	$99,512
17,000	Elite Material Co., Ltd.	101,280
26,517	Hon Hai Precision Industry Co., Ltd.	90,274
1,260	Largan Precision Co., Ltd.	89,708
7,200	Nien Made Enterprise Co., Ltd.	77,070
9,500	Novatek Microelectronics Corp.	134,186
895	Taiwan Semiconductor Manufacturing Co., Ltd.	83,253
		675,283

	Thailand: 3.4%
37,300	Tisco Financial Group PCL/Foreign	109,626

	United States: 7.7%
1,702	Aflac Inc.	109,813
58	BROADCOM INC	37,209
764	QUALCOMM Inc.	97,471
		244,493

	Total Common Stocks (Cost $2,744,674)	3,182,854

	Total Investments (Cost $2,744,674): 99.9%	3,182,854
	Other Assets in Excess of Liabilities - 0.1%	2,467
	Net Assets: 100.0%	$3,185,321

ADR - American Depository Receipt

PCL - Public Company Limited

REIT - Real Estate Investment Trust